Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation
25.	Share-based compensation
For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized were RMB7,548 million, RMB4,804 million and RMB2,999 million, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Cost of revenues	143	133	80
Fulfillment	930	697	424
Marketing	631	426	273
Research and development	1,557	859	599
General and administrative	4,287	2,689	1,623

Total	7,548	4,804	2,999

Share Incentive Plans
In November 2023, the Board of Directors approved a share incentive plan (“2023 Plan”) which will expire in December 2033, as a renewal of the prior share incentive plan adopted in November 2014 (“2014 Plan”, collectively with the 2023 Plan, “Share Incentive Plans”).
The Company granted share-based awards to eligible employees and non-employees pursuant to the Share Incentive Plans, which govern the terms of the awards.
As of December 31,
2023 and

2024, the Group had reserved
223,666,717 and

213,472,791 ordinary shares available to be granted as share-based awards under the Share Incentive Plan
s
.

(1)	Employee and non-employee awards
The RSUs and share options are mainly scheduled to be vested over four or six years.
One-fourth
or
one-sixth
of the awards, depending on different vesting schedules of the plans, are usually vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years.
Upon the reorganization of JD Technology, the employees’ status of JD Technology changed from the employees of the Company’s subsidiary to non-employees
of the Company. Subsequent to June 2020, the employees’ status of JD Technology changed from non-employees
of the Company to employees of the Company’s equity method investee. Share-based awards granted by the Company to employees of JD Technology and share-based awards granted by JD Technology to employees of the Company were insignificant for all periods presented.
RSUs
Service-based RSUs
A summary of activities of the service-based RSUs for the years ended December 31, 2022, 2023 and 2024 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2021	95,108,866	25.89

Granted	13,951,100	29.81
Vested	(23,123,292)	23.04
Forfeited or cancelled	(14,295,620)	25.94

Unvested as of December 31, 2022	71,641,054	27.56

Granted	16,682,380	18.24
Vested	(19,416,652)	24.83
Forfeited or cancelled	(14,918,722)	28.48

Unvested as of December 31, 2023	53,988,060	25.40

Granted	43,677,248	15.33
Vested	(16,805,414)	25.07
Forfeited or cancelled	(9,876,472)	23.60

Unvested as of December 31, 2024	70,983,422	19.53

As of December 31, 2023 and 2024, 2,838,656 and 1,865,542 outstanding service-based RSUs were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB3,877 million, RMB1,840 million and RMB1,024 million, respectively.
As of December 31, 2024, there were RMB3,622 million of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.0 years. The total fair value of service-based RSUs vested was RMB4,590 million, RMB2,930 million and RMB1,909 million for
the years ended December 31, 2022, 2023 and 2024, respectively.

Share options
A summary of activities of the service-based share options for the years ended December 31, 2022, 2023 and 2024 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Exercised	(620,476)	5.70
Forfeited or cancelled	(2,500)	3.96

Outstanding as of December 31, 2022	2,314,136	7.29	2.2	48

Exercised	(1,485,726)	4.44
Forfeited or cancelled	(24,590)	11.65

Outstanding as of December 31, 2023	803,820	12.43	3.7	2

Exercised	(122,670)	13.01
Forfeited or cancelled	(35,410)	14.98

Outstanding as of December 31, 2024	645,740	12.18	3.3	3

Vested and expected to vest as of December 31, 2024	645,740	12.18	3.3	3
Exercisable as of December 31, 2024	645,740	12.18	3.3	3
As of December 31, 2023 and 2024, 57,206 and 40,536 outstanding share options were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
There was no
share
option granted during the years ended December 31, 2022, 2023 and 2024.
The total intrinsic value of
share
options exercised during the years ended December 31, 2022, 2023 and 2024 was RMB98 million, RMB98 million and RMB2 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options.
For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized by the Group for the share options granted were insignificant. As of December 31, 2024, the share-based compensation expenses related to the share options granted were all recognized.

(2)	Founder awards
In May 2015, with approval of the Board of Directors of the Company, Mr. Richard Qiangdong Liu, the Founder, was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan
s
, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date.
For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized for the Founder’s share options were RMB54 million, RMB38 million and RMB21 million, respectively.
As of December 31, 2024, there were RMB6 million of unrecognized share-based compensation expenses related to the Founder’s share options. The expenses are expected to be recognized over a weighted-average period of 0.4 years.

(3)	Share-based compensation of subsidiaries
JD Logistics
JD Logistics approved and adopted a
Pre-IPO
share incentive plan on March 31, 2018 and a Post- IPO share option scheme and a Post-IPO share award scheme on May 10, 2021, collectively the “JD Logistics Plan”. The JD Logistics Plan consists of share options, RSUs and other types of awards.
There was no share option granted from 2022 to 2024. For the years ended December 31, 2022
,
 2023 and 2024, total share-based compensation expenses for the share options granted under the JD Logistics Plan were RMB
702
 million, RMB
387
 million and RMB
143
 million, respectively. As of December
31
,
2024
, there were RMB
205
 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of
1.8
years.
In October 2020,
share

options to acquire 99,186,705 ordinary shares of JD Logistics with an exercise price of US$0.01 per share were granted to Mr. Liu according to the JD Logistics Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Logistics. The grant by JD Logistics is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
JD Logistics granted 41,570,538, 55,937,435 and 59,551,652
RSUs of JD Logistics to its employees and
non-employees
for the years ended December 31, 2022, 2023 and 2024, respectively. The estimated fair value of each RSU granted is based on market value of the JD Logistics’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the years ended December 31, 2022, 2023 and 2024 was equivalent to HK$
18.23
, HK$
12.93
and HK$
9.88
per share, respectively. For the years ended December
31
,
2022
,
2023
and
2024
, total share-based compensation expenses for the RSUs granted under JD Logistics Plan were RMB
259
 million, RMB
406
 million and RMB
389
 million, respectively. As of December
31
,
2024
, there were RMB
482
 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of
2.9
years.

JD Health
JD Health approved and adopted a
Pre-IPO
share incentive plan on September 14, 2020 and a
Post-IPO
share option scheme and a Post-IPO share award scheme on November 23, 2020, collectively the “JD Health Plan”. The JD Health Plan consists of share options, RSUs and other types of awards.
There was no share option granted from 2022 to 2024. For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses for the share options granted under the JD Health Plan were RMB
960
 million, RMB
617
 million and RMB
141
 million, respectively. As of December 31, 2024, there were RMB
255
 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of
2.1
years.
In October 2020,
share

options to acquire 53,042,516 ordinary shares of JD Health with an exercise price of US$0.0000005 per share were granted to Mr. Liu according to the JD Health Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Health. The grant by JD Health is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
JD Health granted 4,638,422, 6,051,558 and 8,706,890 RSUs of JD Health to its employees and non-employees
for the years ended December 31, 2022, 2023 and 2024, respectively. The estimated fair value of each RSU granted is based on market value of the JD Health’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the years ended December 31, 2022, 2023 and 2024 was equivalent to
HK$52.33, HK$52.87 and HK$30.64 per share, respectively. For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses for the RSUs granted under the JD Health Plan were RMB1,108 million, RMB1,161 million and RMB1,002 million, respectively. As of December 31, 2024, there were RMB666 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.3 years.
Other Subsidiaries
In 2021, JD Property and JD Industrials each approved and adopted their own share incentive plans (“JD Property Plan” and “JD Industrials Plan”), respectively. The JD Property Plan and JD Industrials Plan both consist of share options, RSUs and other types of awards.
JD Property granted 108,399,512, 11,348,777 and 8,414,710 share options for the years ended December 31, 2022, 2023 and 2024, respectively. The estimated fair value of each share option granted is estimated on the date of grant using the Black-Scholes option pricing model. The weighted average grant date fair value of share options granted for the years
ended December 31, 2022, 2023 and 2024
was RMB4.03,
RMB5.18 and RMB4.39 per share
 option
, respectively.
Share

options to acquire 81,446,610 ordinary shares of JD Property with an exercise US$0.0000005 per share were granted to Mr. Liu according to the JD Property Plan, which were fully vested on October 1, 2022. Total share-based compensation expenses for the share options granted under the JD Property Plan for the years ended December 31, 2022, 2023 and 2024 were RMB354 million, RMB34 million and RMB30 million, respectively. As of December 31, 2024, there were RMB37 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 2.8 years.

JD Industrials granted 2,660,000, 47,915,455 and 20,209,266
share options for the years ended December 31, 2022, 2023 and 2024, respectively. The estimated fair value of each share option granted is estimated on the date of grant based on the binomial option-pricing model. The weighted average grant date fair value of share options granted for the years
ended December 31, 2022, 2023 and 2024 was US$
1.40
,
US$1.46

and US$2.25 per share
 option
, respectively. Total share-based compensation expenses for the share options granted under the JD Industrials Plan for the years ended December 31, 2022, 2023 and 2024 were RMB7 million, RMB180 million and RMB160 million, respectively. As of December 31, 2024, there were RMB231 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 3.1 years.
Other than those disclosed above, the share-based compensation expenses of other subsidiaries in aggregate were insignificant for the years ended December 31, 2022, 2023 and 2024.